LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
LEASES LIABILITIES
LEASES LIABILITIES

NOTE 17 – LEASES LIABILITIES

	As of December 31,
Current	2022	2021
Argentina	8,978	10,793
Abroad	224	1,147
	9,202	11,940
Non- current
Argentina	17,186	22,588
Abroad	2,509	2,318
	19,695	24,906
Total lease liabilities	28,897	36,846

Movements in the lease liabilities are as follows:

	Years ended December
	31,
	2022	2021
Balances at the beginning of the year	36,846	30,289
Incorporate by adquisition	40	—
Increases (*)	18,946	33,927
Financial results, net (**)	7,689	5,661
Payments	(15,260)	(12,849)
RECPAM and currency translation adjustments	(19,364)	(20,182)
At the end of the year	28,897	36,846

(*) Included in acquisitions of Rights of use.

(**) Included in the lines Other exchange differences and Other net interest and other investment results.